Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	December 2021
Payment Date	1/18/2022
Transaction Month	31
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,142,066,659.36	40,029		56.6 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$203,000,000.00	2.38663%		July 15, 2020
Class A-2a Notes	$220,000,000.00	2.35%		February 15, 2022
Class A-2b Notes	$126,020,000.00	0.34975%	*	February 15, 2022
Class A-3 Notes	$346,060,000.00	2.23%		October 15, 2023
Class A-4 Notes	$105,020,000.00	2.24%		October 15, 2024
Class B Notes	$31,580,000.00	2.40%		November 15, 2024
Class C Notes	$21,060,000.00	2.58%		December 15, 2025
Total	$1,052,740,000.00
		* One-month LIBOR + 0.24%

II. AVAILABLE FUNDS

Interest:
Interest Collections	$793,123.24

Principal:
Principal Collections	$11,696,618.64
Prepayments in Full	$6,339,562.58
Liquidation Proceeds	$48,916.77
Recoveries	$43,703.11
Sub Total	$18,128,801.10
Collections	$18,921,924.34

Purchase Amounts:
Purchase Amounts Related to Principal	$165,841.53
Purchase Amounts Related to Interest	$297.76
Sub Total	$166,139.29

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$19,088,063.63

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	December 2021
Payment Date	1/18/2022
Transaction Month	31
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$19,088,063.63
Servicing Fee	$266,530.68	$266,530.68	$0.00	$0.00	$18,821,532.95
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$18,821,532.95
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$18,821,532.95
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$18,821,532.95
Interest - Class A-3 Notes	$214,936.98	$214,936.98	$0.00	$0.00	$18,606,595.97
Interest - Class A-4 Notes	$196,037.33	$196,037.33	$0.00	$0.00	$18,410,558.64
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$18,410,558.64
Interest - Class B Notes	$63,160.00	$63,160.00	$0.00	$0.00	$18,347,398.64
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$18,347,398.64
Interest - Class C Notes	$45,279.00	$45,279.00	$0.00	$0.00	$18,302,119.64
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$18,302,119.64
Regular Principal Payment	$16,738,761.57	$16,738,761.57	$0.00	$0.00	$1,563,358.07
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,563,358.07
Residual Released to Depositor	$0.00	$1,563,358.07	$0.00	$0.00	$0.00
Total		$19,088,063.63

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$16,738,761.57
Total					$16,738,761.57

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
Original	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$16,738,761.57	$48.37	$214,936.98	$0.62	$16,953,698.55	$48.99
Class A-4 Notes	$0.00	$0.00	$196,037.33	$1.87	$196,037.33	$1.87
Class B Notes	$0.00	$0.00	$63,160.00	$2.00	$63,160.00	$2.00
Class C Notes	$0.00	$0.00	$45,279.00	$2.15	$45,279.00	$2.15
Total	$16,738,761.57	$15.90	$519,413.31	$0.49	$17,258,174.88	$16.39

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	December 2021
Payment Date	1/18/2022
Transaction Month	31

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$115,661,153.87	0.3342228	$98,922,392.30	0.2858533
Class A-4 Notes	$105,020,000.00	1.0000000	$105,020,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,060,000.00	1.0000000	$21,060,000.00	1.0000000
Total	$273,321,153.87	0.2596284	$256,582,392.30	0.2437282

Pool Information
Weighted Average APR	2.973%	2.975%
Weighted Average Remaining Term	31.88	31.07
Number of Receivables Outstanding	19,941	19,354
Pool Balance	$319,836,813.51	$301,410,841.39
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$296,542,205.86	$279,527,054.71
Pool Factor	0.2800509	0.2639170

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,928.54
Yield Supplement Overcollateralization Amount	$21,883,786.68
Targeted Overcollateralization Amount	$44,828,449.09
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$44,828,449.09

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,928.54
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,928.54
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,928.54

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	December 2021
Payment Date	1/18/2022
Transaction Month	31
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		39	$175,032.60
(Recoveries)		59	$43,703.11
Net Loss for Current Collection Period			$131,329.49
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4927%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.1734%
Second Prior Collection Period			0.1195%
Prior Collection Period			-0.0692%
Current Collection Period			0.5074%
Four Month Average (Current and Prior Three Collection Periods)			0.1828%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,737	$7,393,035.89
(Cumulative Recoveries)			$1,869,790.13
Cumulative Net Loss for All Collection Periods			$5,523,245.76
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4836%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,256.21
Average Net Loss for Receivables that have experienced a Realized Loss			$3,179.76

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.35%	188	$4,057,406.89
61-90 Days Delinquent	0.16%	26	$489,521.85
91-120 Days Delinquent	0.06%	7	$189,558.40
Over 120 Days Delinquent	0.11%	15	$324,628.35
Total Delinquent Receivables	1.68%	236	$5,061,115.49

Repossession Inventory:
Repossessed in the Current Collection Period		9	$211,612.43
Total Repossessed Inventory		15	$346,278.48

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1753%
Prior Collection Period			0.2106%
Current Collection Period			0.2480%
Three Month Average			0.2113%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.40%
37+	3.70%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3330%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	December 2021
Payment Date	1/18/2022
Transaction Month	31

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	90	$1,846,105.16
2 Months Extended	89	$1,919,106.75
3+ Months Extended	9	$213,987.54

Total Receivables Extended	188	$3,979,199.45

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2021

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer